Mortgage Loans on Real Estate - Schedule IV	12 Months Ended
Dec. 31, 2015
Mortgage Loans on Real Estate [Abstract]
Mortgage Loans on Real Estate - Schedule IV

(Dollar amounts in thousands)
Loan Type	Property Type	Par Value	Carrying Amount	Interest Rate	Payment Terms	Maturity Date
Senior	Student Housing — Multifamily	$17,200	$17,135	1M LIBOR + 4.5%	Interest Only	Nov. 2018
Senior	Retail	18,150	16,884	1M LIBOR + 4.1%	Interest Only	Aug. 2018	(1)
Senior	Hospitality	44,500	40,000	1M LIBOR + 4.5%	Interest Only	Sep. 2018	(1)
		$79,850	$74,019
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(1)	Held for sale as of December 31, 2015.